SHARE CAPITAL AND RESERVES (Details 7)	12 Months Ended
	Nov. 30, 2019 shares $ / shares	Nov. 30, 2018 shares	Nov. 30, 2017 shares	Nov. 30, 2016 shares
Agents Warrants [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	8,000	10,737	4,574	4,574
Agents Warrants [Member] | Ranges Of Exercise Prices For Outstanding Share Options 5.32 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	8,000
Exercise Price | $ / shares	$ 5.32
Expiry Date	Oct. 15, 2020
Share Purchase Warrants [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	1,984,474	1,142,598	320,946
Share Purchase Warrants [Member] | Ranges Of Exercise Prices $1.59 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	31,504
Exercise Price | $ / shares	$ 1.59
Expiry Date	Mar. 14, 2022
Share Purchase Warrants [Member] | Ranges Of Exercise Prices $1.59 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	24,208
Exercise Price | $ / shares	$ 1.59
Expiry Date	Apr. 06, 2022
Share Purchase Warrants [Member] | Ranges Of Exercise Prices $1.59 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	286,886
Exercise Price | $ / shares	$ 1.59
Expiry Date	Aug. 30, 2020
Share Purchase Warrants [Member] | Ranges Of Exercise Prices $1.59 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	800,000
Exercise Price | $ / shares	$ 1.59
Expiry Date	Oct. 15, 2021
Share Purchase Warrants [Member] | Ranges Of Exercise Prices $2.33 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	841,876
Exercise Price | $ / shares	$ 2.33
Expiry Date	Feb. 26, 2021